CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS

Cash and cash equivalents and restricted cash equivalents of the Company are comprised of bank balances and a guaranteed investment certificate which can be readily converted into cash without significant restrictions, changes in value or penalties.

	December 31, 2019	December 31, 2018	December 31, 2017
Cash	$3,017,704	$804,097	$4,100,608
Cash equivalents	-	4,500,000	-
Restricted cash equivalents	34,500	34,500	34,500
	$3,052,204	$5,338,597	$4,135,108

Cash Equivalents

Restricted Cash Equivalents

As at December 31, 2019, a guaranteed investment certificate of $34,500 (2018 - $34,500, 2017 – $34,500) has been pledged as collateral for the Company’s credit card.